Summary of Equity Securities Net Realized Gains (Losses) Explanatory (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 230	$ 2,345
Cumulative realized gain/(loss)	(18)	224
FHLB Stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 1,575	$ 48